Fair value (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2016 and 2017, including those for which the MHFG Group has elected the fair value option, are summarized below:

2016	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	2,272	31	—	2,303
Japanese local government bonds	—	79	—	79
U.S. Treasury bonds and federal agency securities	3,729	77	—	3,806
Other foreign government bonds	2,192	373	—	2,565
Agency mortgage-backed securities	995	563	—	1,558
Residential mortgage-backed securities	—	—	21	21
Commercial mortgage-backed securities	—	2	2	4
Certificates of deposit and commercial paper	—	881	—	881
Corporate bonds and other	9	1,693	720	2,422
Equity securities	758	62	21	841
Trading securities measured at net asset value (2)				617
Derivatives:
Interest rate contracts	97	11,396	29	11,522
Foreign exchange contracts	23	3,099	8	3,130
Equity-related contracts	46	95	29	170
Credit-related contracts	—	40	3	43
Other contracts	—	21	38	59
Available-for-sale securities:
Japanese government bonds	15,037	726	—	15,763
Japanese local government bonds	—	241	—	241
U.S. Treasury bonds and federal agency securities	438	—	—	438
Other foreign government bonds	352	590	—	942
Agency mortgage-backed securities	169	780	—	949
Residential mortgage-backed securities	—	87	123	210
Commercial mortgage-backed securities	—	—	187	187
Japanese corporate bonds and other debt securities	—	1,921	174	2,095
Foreign corporate bonds and other debt securities	—	739	108	847
Equity securities (marketable)	3,716	65	—	3,781
Other investments	—	—	42	42

Total assets measured at fair value on a recurring basis	29,833	23,561	1,505	55,516

Liabilities:
Trading securities sold, not yet purchased	2,482	148	—	2,630
Derivatives:
Interest rate contracts	98	11,168	3	11,269
Foreign exchange contracts	26	2,953	1	2,980
Equity-related contracts	60	56	24	140
Credit-related contracts	—	33	4	37
Other contracts	—	18	37	55
Long-term debt (3)	—	433	623	1,056

Total liabilities measured at fair value on a recurring basis	2,666	14,809	692	18,167

2017	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,485	23	—	1,508
Japanese local government bonds	—	69	—	69
U.S. Treasury bonds and federal agency securities	2,883	80	—	2,963
Other foreign government bonds	1,127	457	—	1,584
Agency mortgage-backed securities	1,335	638	—	1,973
Residential mortgage-backed securities	—	—	15	15
Commercial mortgage-backed securities	—	3	—	3
Certificates of deposit and commercial paper	—	554	—	554
Corporate bonds and other	3	1,449	1,052	2,504
Equity securities	1,661	20	23	1,704
Trading securities measured at net asset value (2)				678
Derivatives:
Interest rate contracts	37	8,442	27	8,506
Foreign exchange contracts	28	2,709	8	2,745
Equity-related contracts	31	89	14	134
Credit-related contracts	—	33	2	35
Other contracts	1	11	11	23
Available-for-sale securities:
Japanese government bonds	9,543	720	—	10,263
Japanese local government bonds	—	284	—	284
U.S. Treasury bonds and federal agency securities	1,144	—	—	1,144
Other foreign government bonds	346	589	—	935
Agency mortgage-backed securities	134	709	—	843
Residential mortgage-backed securities	—	67	77	144
Commercial mortgage-backed securities	—	—	224	224
Japanese corporate bonds and other debt securities	—	1,834	174	2,008
Foreign corporate bonds and other debt securities	—	801	110	911
Equity securities (marketable)	3,717	84	—	3,801
Other investments	—	—	37	37

Total assets measured at fair value on a recurring basis	23,475	19,665	1,774	45,592

Liabilities:
Trading securities sold, not yet purchased	1,993	228	—	2,221
Derivatives:
Interest rate contracts	46	8,426	1	8,473
Foreign exchange contracts	20	2,591	—	2,611
Equity-related contracts	129	61	39	229
Credit-related contracts	—	34	2	36
Other contracts	1	10	11	22
Long-term debt (3)	—	903	593	1,496

Total liabilities measured at fair value on a recurring basis	2,189	12,253	646	15,088

Notes:

(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2016 and 2017 were ¥30 billion and ¥33 billion, respectively.
(3)	Amounts represent items for which the Group elected the fair value option.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2016 and 2017:

2016	April 1, 2015	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2016	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Other foreign government bonds	—	—	(2)	—		—	—	1	(1)	—	—	—	—
Residential mortgage-backed securities	29	—	(2)	—		—	—	—	—	—	(8)	21	—
Commercial mortgage-backed securities	4	—	(2)	—		—	—	—	—	—	(2)	2	—
Corporate bonds and other	639	(43	)(2)	—		25	(34)	452	(192)	—	(127)	720	(38)
Equity securities	23	(3	)(2)	—		—	—	1	—	—	—	21	(1)
Derivatives, net (1):
Interest rate contracts	18	(1	)(2)	—		—	—	—	—	—	9	26	11
Foreign exchange contracts	8	(1	)(2)	—		—	—	—	—	—	—	7	(2)
Equity-related contracts	(14)	22	(2)	—		—	—	—	—	—	(3)	5	14
Credit-related contracts	(1)	—	(2)	—		—	—	—	—	—	—	(1)	—
Other contracts	—	1	(2)	—		—	—	—	—	—	—	1	1
Available-for-sale securities:
Residential mortgage-backed securities	166	—	(3)	—	(4)	—	—	—	(4)	—	(39)	123	—
Commercial mortgage-backed securities	169	—	(3)	—	(4)	—	—	102	(62)	—	(22)	187	—
Japanese corporate bonds and other debt securities	155	(2	)(3)	—	(4)	—	—	67	(3)	—	(43)	174	(4)
Foreign corporate bonds and other debt securities	85	2	(3)	(5	)(4)	23	—	41	—	—	(38)	108	—
Other investments	53	7	(3)	—		—	—	5	(20)	—	(3)	42	(7)

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	(5)	5	—	—	—	—
Long-term debt	587	18	(5)	—		8	—	(1)	—	305	(258)	623	19

2017	April 1, 2016	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2017	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	21	(1	)(2)	—		—	—	—	—	—	(5)	15	(1)
Commercial mortgage-backed securities	2	—	(2)	—		—	—	—	—	—	(2)	—	—
Corporate bonds and other	720	12	(2)	—		296	(39)	875	(555)	—	(257)	1,052	19
Equity securities	21	1	(2)	—		—	—	3	(2)	—	—	23	—
Derivatives, net (1):
Interest rate contracts	26	(2	)(2)	—		—	—	—	—	—	2	26	2
Foreign exchange contracts	7	7	(2)	—		—	—	—	—	—	(6)	8	1
Equity-related contracts	5	(31	)(2)	—		—	—	—	—	—	1	(25)	(35)
Credit-related contracts	(1)	1	(2)	—		—	—	—	—	—	—	—	—
Other contracts	1	—	(2)	—		—	—	—	—	—	(1)	—	—
Available-for-sale securities:
Residential mortgage-backed securities	123	—	(3)	(1	)(4)	—	—	—	(7)	—	(38)	77	—
Commercial mortgage-backed securities	187	—	(3)	1	(4)	—	—	63	(12)	—	(15)	224	—
Japanese corporate bonds and other debt securities	174	(1	)(3)	43	(4)	—	—	10	(19)	—	(33)	174	—
Foreign corporate bonds and other debt securities	108	1	(3)	(1	)(4)	—	(2)	10	—	—	(6)	110	—
Other investments	42	—	(3)	—		—	—	12	(3)	—	(14)	37	—

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		1	—	(54)	53	—	—	—	—
Long-term debt	623	20	(5)	—		21	(12)	(2)	1	278	(296)	593	18

Notes:

(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2016 and 2017.

Quantitative Information About Level Three Fair Value Measurements

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2016 and 2017:

2016

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	144	Discounted cash flow	Prepayment rate	3%–19%	7%
		Price-based	Default rate	0%–2%	0%
			Recovery rate	100%–100%	100%
			Discount margin	13bps–180bps	60bps

Commercial mortgage-backed securities	189	Discounted cash flow Price-based	Discount margin	6bps–580bps	37bps

Corporate bonds and other debt securities	1,002	Discounted cash flow	Prepayment rate (1)	0%–21%	19%
		Price-based	Default rate (1)	0%–2%	2%
			Recovery rate (1)	60%–69%	68%
			Discount margin (1)	11bps–1,115bps	151bps
			Discount margin (2)	10bps–3,850bps	454bps

Derivatives, net:
Interest rate contracts	26	Internal valuation model (3)	IR – IR correlation	32%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	7	Internal valuation model (3)	FX – IR correlation	5%–50%
			FX – FX correlation	54%–54%
			Default rate (4)	0%–63%

Equity-related contracts	5	Internal valuation model (3)	Equity – IR correlation	30%–30%
			Equity – FX correlation	55%–55%
			Equity volatility	10%–40%

Credit-related contracts	(1)	Internal valuation model (3)	Default rate	0%–42%
			Credit correlation	29%–100%

Long-term debt	623	Internal valuation model (3)	IR – IR correlation	32%–100%
			FX – IR correlation	5%–50%
			FX – FX correlation	54%–54%
			Equity – IR correlation	30%–30%
			Equity – FX correlation	55%–55%
			Equity correlation	18%–100%
			Equity volatility	14%–39%
			Default rate	0%–5%
			Credit correlation	28%–100%

2017

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	92	Discounted cash flow	Prepayment rate	0%–18%	7%
		Price-based	Default rate	0%–1%	0%
			Recovery rate	100%–100%	100%
			Discount margin	15bps–170bps	55bps

Commercial mortgage-backed securities	224	Discounted cash flow Price-based	Discount margin	4bps–205bps	28bps

Corporate bonds and other debt securities	1,336	Discounted cash flow	Prepayment rate (1)	16%–30%	29%
		Price-based	Default rate (1)	1%–2%	2%
			Recovery rate (1)	60%–68%	68%
			Discount margin (1)	8bps–1,181bps	131bps
			Discount margin (2)	10bps–939bps	359bps

Derivatives, net:
Interest rate contracts	26	Internal valuation model (3)	IR – IR correlation	23%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	8	Internal valuation model (3)	FX – IR correlation	5%–52%
			FX – FX correlation	55%–55%
			Default rate (4)	0%–63%

Equity-related contracts	(25)	Internal valuation model (3)	Equity – IR correlation	25%–25%
			Equity – FX correlation	55%–55%
			Equity volatility	6%–59%

Credit-related contracts	—	Internal valuation model (3)	Default rate	0%–5%
			Credit correlation	30%–100%

Long-term debt	593	Internal valuation model (3)	IR – IR correlation	23%–100%
			FX – IR correlation	5%–52%
			FX – FX correlation	55%–55%
			Equity – IR correlation	25%–25%
			Equity – FX correlation	55%–55%
			Equity correlation	20%–100%
			Equity volatility	5%–40%
			Default rate	0%–3%
			Credit correlation	33%–100%

Notes:

(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table shows the fair value hierarchy for these items as of March 31, 2016 and 2017:

2016	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	124	—	—	124	197
Loans held-for-sale	13	—	7	6	14
Other investments	1	—	—	1	2
Premises and equipment—net	—	—	—	—	1
Goodwill	—	—	—	—	6

Total assets measured at fair value on a nonrecurring basis	138	—	7	131	220

2017	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	124	—	—	124	194
Loans held-for-sale	7	—	7	—	8
Other investments	7	6	—	1	11
Premises and equipment—net	7	—	6	1	11

Total assets measured at fair value on a nonrecurring basis	145	6	13	126	224

Fair Value, by Balance Sheet Grouping

The following table shows the carrying amounts and fair values at March 31, 2016 and 2017, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 840, “Leases” (“ASC 840”) :

	2016
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	48,757	48,757	923	47,834	—
Investments	4,819	4,873	4,873	—	—
Loans, net of allowance for loan losses (Note)	77,040	78,241	—	—	78,241

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	39,908	39,908	17,223	22,685	—
Interest-bearing deposits	100,228	100,234	46,207	54,027	—
Due to trust accounts	4,467	4,467	—	4,467	—
Other short-term borrowings	2,080	2,080	—	2,080	—
Long-term debt	13,691	13,863	—	12,969	894

	2017
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	60,943	60,943	1,063	59,880	—
Investments	3,817	3,846	3,846	—	—
Loans, net of allowance for loan losses (Note)	81,662	82,696	—	—	82,696

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	42,205	42,205	20,544	21,661	—
Interest-bearing deposits	110,125	110,124	56,738	53,386	—
Due to trust accounts	4,123	4,123	—	4,123	—
Other short-term borrowings	1,477	1,477	—	1,477	—
Long-term debt	13,009	13,078	—	12,120	958

Note: Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.